Financial Instruments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 22, 2017
Financial Instruments - Additional Information [Abstract]
Vessel's carrying amount				$ 32,144
Hyundai Merchant Marine Co Ltd ("HMM")
Derivative Instruments Gain/ (Loss) [Line Items]
Major customer percentage	18.00%	19.00%	21.00%
Petroleo Brasileiro S.A.
Derivative Instruments Gain/ (Loss) [Line Items]
Major customer percentage	19.00%	18.00%
CMA CGM
Derivative Instruments Gain/ (Loss) [Line Items]
Major customer percentage	17.00%	17.00%
CMTC
Derivative Instruments Gain/ (Loss) [Line Items]
Major customer percentage	18.00%	15.00%	29.00%